Note 11 - Debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Maturities of Long-Term Debt [Table Text Block]
2026	$-
2027	-
2028	197,500
Total long-term debt	197,500
Less: Current maturities of long-term debt	-
Noncurrent portion of long-term debt	$197,500